LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental balance sheet related operating leases
As of December 31, 2019
Right-of-use assets	$20,883
Right of use asset-accumulated amortization	(2,511)
Right-of-use assets, Net	18,372

Operating lease liabilities, current	10,326
Operating lease liabilities, noncurrent	5,350
Total operating lease liabilities	$15,676

Description of maturities of operating lease liabilities
Maturity of Operating Lease Liabilities
2020	$10,784
2021	5,392
Total future minimum lease payments	16,176
Less imputed interest	(500)
Total	$15,676